Average Annual Total Returns - FidelityConservativeIncomeMunicipalBondFund-RetailPro - FidelityConservativeIncomeMunicipalBondFund-RetailPro - Fidelity Conservative Income Municipal Bond Fund	Mar. 01, 2024
Fidelity Conservative Income Municipal Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.66%
Past 5 years	1.36%
Past 10 years	1.07%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.66%
Past 5 years	1.36%
Past 10 years	1.06%
Fidelity Conservative Income Municipal Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.36%
Past 5 years	1.35%
Past 10 years	1.06%
LB319
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.34%
Past 10 years	1.09%
F1872
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.36%
Past 10 years	1.04%